Revenue (Details) - Schedule of Revenue by Geographical Location - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Revenue by geographical location
Total	$ 2,246,897	$ 2,681,008	$ 4,487,882	$ 5,295,626	$ 9,897,233	$ 8,826,206
India [Member]
Revenue by geographical location
Revenue	2,246,844	2,649,769	4,470,616	5,223,818
Egypt [Member]
Revenue by geographical location
Revenue		28,521	13,365	50,391
Vietnam [Member]
Revenue by geographical location
Revenue				18,037
Indonesia [Member]
Revenue by geographical location
Revenue	$ 53	$ 2,718	$ 3,901	$ 3,380